DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 29, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue and earnings before income taxes as reported in earnings (loss) from discontinued operations, net of applicable income taxes in the consolidated statement of operations
The following table summarizes Palm Spring's revenue and earnings before income taxes as reported in earnings (loss) from discontinued operations, net of applicable income taxes in the consolidated statements of operations for all periods presented:

Years ended December 29, December 30 and December 25	2013	2012	2011
Revenue	$5,483	$6,924	$5,341
Earnings (loss) before income taxes	$(62)	$1,262	$240

The following table presents the aggregate carrying amounts of the major classes of assets divested:

Assets:
Cash and cash equivalents	$1
Receivables, net	1,149
Prepaid expenses and other current assets	11
Program and barter rights	620
Deferred income taxes	713
Property and equipment, net	1,852
Network affiliations, net	1,935
Income tax receivable	767
Total assets	$7,048

Liabilities:
Accounts payable	$37
Accrued compensation	133
Deferred revenue	57
Syndicated programs	640
Other current liabilities	18
Total liabilities	$885

NorthStar Print Group, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue and earnings before income taxes as reported in earnings (loss) from discontinued operations, net of applicable income taxes in the consolidated statement of operations
The following table summarizes NorthStar's revenue and earnings before income taxes as reported in earnings (loss) from discontinued operations, net of applicable income taxes in the consolidated statements of operations for all periods presented:

Years ended December 29, December 30 and December 25	2013	2012	2011
Revenue	$-	$-	$-
Earnings before income taxes	$-	$-	$562